UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21286

Name of Fund: BlackRock Preferred Income Strategies Fund, Inc.

Fund Address: P.O. Box 9011 Princeton, NJ 08543-9011

Name and address of agent for service: Robert C. Doll, Jr., Chief Executive
      Officer (principal executive officer), BlackRock Preferred Income Strategies Fund, Inc., 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (800) 882-0052

Date of fiscal year end: 10/31/2007

Date of reporting period: 05/01/2007 - 07/31/2007

Item 1 - Schedule of Investments

BlackRock Preferred Income Strategies Fund, Inc.
Schedule of Investments as of July 31, 2007 (Unaudited)        (in U.S. dollars)

Preferred Securities

                                            Face
Industry                                  Amount  Capital Trusts                                                     Value
-------------------------------------------------------------------------------------------------------------------------------
Capital Markets - 2.0%              $  3,495,000  Deutsche Bank Capital Funding Trust VII, 5.628% (a)(b)(c)      $    3,348,899
                                      13,535,000  State Street Capital Trust IV, 6.355% due 6/01/2067 (b)            13,484,244
                                                                                                                 --------------
                                                                                                                     16,833,143
-------------------------------------------------------------------------------------------------------------------------------
Commercial Banks - 18.6%              12,035,000  ABN AMRO North America Holding Preferred Capital Repackaging
                                                  Trust I, 6.523% due 12/29/2049 (a)(b)(c)                           12,595,602
                                       2,811,000  Abbey National Capital Trust I, 8.963% due 12/29/2049 (b)(c)        3,520,817
                                      18,350,000  BB&T Capital Trust IV, 6.82% due 6/12/2077 (b)                     17,767,167
                                       2,000,000  Bank One Capital III, 8.75% due 9/01/2030                           2,484,638
                                       5,825,000  Barclays Bank Plc, 5.926% due 9/29/2049 (a)(b)(c)                   5,563,784
                                      16,455,000  Chase Capital II Series B, 5.856% due 2/01/2027 (b)                15,609,756
                                       3,875,000  Dresdner Funding Trust I, 8.151% due 6/30/2031 (a)                  4,440,382
                                       3,630,000  First Empire Capital Trust II, 8.277% due 6/01/2027                 3,783,603
                                       2,000,000  HSBC America Capital Trust I, 7.808% due 12/15/2026 (a)             2,080,526
                                      15,835,000  HSBC Capital Funding LP/Jersey Channel Islands, 10.176% due
                                                  12/29/2049 (a)(b)(c)(g)                                            22,099,453
                                       7,300,000  HSBC Finance Capital Trust IX, 5.911% due 11/30/2035 (b)            7,037,894
                                      12,275,000  Hubco Capital Trust II Series B, 7.65% due 6/15/2028 (a)           12,766,000
                                       3,850,000  Huntington Capital III, 6.65% due 5/15/2037 (b)                     3,619,393
                                       2,000,000  Lloyds TSB Bank Plc, 6.90% (c)                                      1,955,000
                                      18,470,000  Nationsbank Capital Trust III, 5.906% due 1/15/2027 (b)            17,765,573
                                      13,180,000  RBS Capital Trust B, 6.80% (c)                                     12,685,750
                                       2,000,000  Republic New York Corp., 7.53% due 12/04/2026                       2,076,522
                                       3,930,000  Royal Bank of Scotland Group Plc, 7.648%
                                                  due 8/31/2049 (b)(c)                                                4,334,271
                                       4,175,000  SunTrust Preferred Capital I, 5.853% (b)(c)                         4,104,217
                                                                                                                 --------------
                                                                                                                    156,290,348
-------------------------------------------------------------------------------------------------------------------------------
Consumer Finance - 2.1%               13,670,000  Capital One Capital III, 7.686% due 8/15/2036                      12,916,555
                                       4,630,000  MBNA Capital A, 8.278% due 12/01/2026                               4,821,793
                                                                                                                 --------------
                                                                                                                     17,738,348
-------------------------------------------------------------------------------------------------------------------------------
Diversified Financial                 15,000,000  AgFirst Farm Credit Bank, 8.393% due 12/15/2016 (b)                16,267,230
Services - 4.0%                        9,000,000  Farm Credit Bank of Texas Series 1, 7.561% (b)(c)                   9,768,060
                                       8,375,000  JPM Chase Capital XXI, 6.558% due 5/15/2077 (b)                     7,627,330
                                                                                                                 --------------
                                                                                                                     33,662,620
-------------------------------------------------------------------------------------------------------------------------------
Electric Utilities - 0.6%              5,000,000  SWEPCO Capital I, 5.25% due 10/01/2043 (b)                          4,967,315
-------------------------------------------------------------------------------------------------------------------------------
Insurance - 10.4%                     12,175,000  AON Corp., 8.205% due 1/01/2027                                    12,755,151
                                       9,225,000  AXA, 8.60% due 12/15/2030 (Surplus Notes)                          10,938,636
                                      11,300,000  Ace Capital Trust II, 9.70% due 4/01/2030                          14,168,516
                                      15,000,000  Farmers Exchange Capital, 7.05% due 7/15/2028 (a)                  14,021,880
                                      10,000,000  GE Global Insurance Holding Corp., 7.75% due 6/15/2030             11,534,040
                                       1,000,000  GenAmerica Capital I, 8.525% due 6/30/2027 (a)                      1,042,630
                                       3,000,000  Genworth Financial, Inc., 6.15% due 11/15/2066 (b)                  2,737,062
                                       6,066,000  ING Capital Funding Trust III, 8.439% (b)(c)                        6,578,292
                                       3,605,000  Oil Casualty Insurance Ltd., 8% due 9/15/2034 (a)                   3,520,380
                                       6,325,000  Principal Life Insurance Co., 8% due 3/01/2044 (Surplus Notes)      6,590,365
                                       3,750,000  Zenith National Insurance Capital Trust I, 8.55% due
                                                  8/01/2028 (a)                                                       3,656,250
                                                                                                                 --------------
                                                                                                                     87,543,202
-------------------------------------------------------------------------------------------------------------------------------
Multi-Utilities - 1.2%                10,000,000  Dominion Resources Capital Trust I, 7.83% due 12/01/2027           10,303,550
-------------------------------------------------------------------------------------------------------------------------------
Road & Rail - 0.4%                     3,750,000  BNSF Funding Trust I, 6.613% due 12/15/2055 (b)                     3,282,892
-------------------------------------------------------------------------------------------------------------------------------

BlackRock Preferred Income Strategies Fund, Inc.
Schedule of Investments as of July 31, 2007 (Unaudited)        (in U.S. dollars)

Preferred Securities

                                            Face
Industry                                  Amount  Capital Trusts                                                     Value
-------------------------------------------------------------------------------------------------------------------------------
Thrifts & Mortgage                  $  1,000,000  Astoria Capital Trust I, 9.75% due 11/01/2029 (a)              $    1,102,500
Finance - 0.6%                         3,875,000  Webster Capital Trust IV, 7.65% due 6/15/2037 (b)                   3,828,682
                                                                                                                 --------------
                                                                                                                      4,931,182
-------------------------------------------------------------------------------------------------------------------------------
                                                  Total Investments in Capital Trusts
                                                  (Cost - $341,842,550) - 39.9%                                     335,552,600
-------------------------------------------------------------------------------------------------------------------------------
                                          Shares
                                            Held  Preferred Stocks
-------------------------------------------------------------------------------------------------------------------------------
Capital Markets - 2.1%                 7,600,000  Ameriprise Financial, Inc., 7.518% due 6/01/2066 (b)                7,693,480
                                         393,800  Deutsche Bank Contingent Capital Trust II, 6.55%                    9,608,720
                                                                                                                 --------------
                                                                                                                     17,302,200
-------------------------------------------------------------------------------------------------------------------------------
Commercial Banks - 11.5%               4,000,000  Barclays Bank Plc, 6.278% (b)                                       3,747,892
                                           4,650  First Tennessee Bank NA, 3.90% (a)(b)                               4,865,063
                                       8,000,000  ICICI Bank Ltd., 7.25% (a)(b)                                       7,784,088
                                         159,000  KeyCorp Capital IX, 6.75%                                           3,812,820
                                         166,800  Provident Financial Group, Inc., 7.75%                              4,295,100
                                      20,000,000  Resona Preferred Global Securities Ltd., 7.191%
                                                  due 12/29/2049 (a)(b)                                              20,194,201
                                       4,800,000  Royal Bank of Scotland Group Plc, 9.118%                            5,217,029
                                          23,000  SG Preferred Capital II, 6.302% (b)                                23,948,750
                                         599,000  Santander Finance Preferred SA Unipersonal, 6.50% (a)              14,993,749
                                         250,000  Santander Finance Preferred SA Unipersonal, 6.80% (a)               6,328,125
                                          48,000  Sovereign Bancorp, Inc. Series C, 7.30% (d)                         1,300,800
                                                                                                                 --------------
                                                                                                                     96,487,616
-------------------------------------------------------------------------------------------------------------------------------
Diversified Financial                    152,000  Cobank ACB, 7% (a)                                                  7,721,296
Services - 2.7%                       15,525,000  JPMorgan Chase Capital XXI Series U, 6.309% (b)                    15,331,760
                                                                                                                 --------------
                                                                                                                     23,053,056
-------------------------------------------------------------------------------------------------------------------------------
Electric Utilities - 1.3%                 14,000  Alabama Power Co., 5.83%                                              336,000
                                         114,400  Entergy Arkansas, Inc., 6.45%                                       2,902,900
                                          49,850  Entergy Louisiana LLC, 6.95%                                        5,018,100
                                          80,000  Interstate Power & Light Co. Series B, 8.375%                       2,508,000
                                                                                                                 --------------
                                                                                                                     10,765,000
-------------------------------------------------------------------------------------------------------------------------------
Insurance - 15.0%                        400,000  ACE Ltd. Series C, 7.80%                                           10,184,000
                                      25,825,000  AXA SA, 6.379% (a)(b)                                              22,068,909
                                         165,000  Aspen Insurance Holdings Ltd., 7.401% (b)                           3,882,665
                                         140,000  Axis Capital Holdings Ltd., Series A, 7.25%                         3,500,000
                                          36,000  Axis Capital Holdings Ltd., Series B, 7.50% (b)                     3,772,127
                                         139,200  Endurance Specialty Holdings Ltd. Series A, 7.75%                   3,621,984
                                       6,930,000  Financial Security Assurance Holdings Ltd., 6.40% (a)(b)            6,084,263
                                       7,500,000  Great West Life & Annuity Insurance Co., 7.153% (a)(b)(g)           7,585,950
                                      15,875,000  MetLife, Inc., 6.40%                                               14,196,282
                                         493,000  MetLife, Inc., Series B, 6.50%                                     12,315,140
                                       5,000,000  Oil Insurance Ltd., 7.558% (a)(b)                                   5,155,300
                                       5,700,000  PartnerRe Finance II, 6.44% (b)                                     5,236,704
                                         140,000  Prudential Plc, 6.50% (c)                                           3,424,400
                                         660,000  RenaissanceRe Holding Ltd. Series D, 6.60% (c)                     15,140,400
                                           9,800  Zurich RegCaPS Funding Trust, 6.58% (a)(b)(c)                      10,063,375
                                                                                                                 --------------
                                                                                                                    126,231,499
-------------------------------------------------------------------------------------------------------------------------------
Multi-Utilities - 1.4%                 8,400,000  Dominion Resources, Inc., 7.50% (b)                                 8,632,722
                                         140,000  Pacific Gas & Electric Co. Series A, 6% (c)                         3,444,000
                                                                                                                 --------------
                                                                                                                     12,076,722
-------------------------------------------------------------------------------------------------------------------------------

BlackRock Preferred Income Strategies Fund, Inc.
Schedule of Investments as of July 31, 2007 (Unaudited)        (in U.S. dollars)

Preferred Securities

                                          Shares
Industry                                    Held  Preferred Stocks                                                   Value
-------------------------------------------------------------------------------------------------------------------------------
Oil, Gas & Consumable                  4,225,000  Enterprise Products Operating LP, 8.375% (b)                   $    4,310,582
Fuels - 0.5%
-------------------------------------------------------------------------------------------------------------------------------
Real Estate Management &               4,000,000  Roslyn Real Estate Asset Corp. Series D, 9% (b)(c)                  3,976,216
Development - 0.5%
-------------------------------------------------------------------------------------------------------------------------------
Thrifts & Mortgage Finance - 9.5%        264,650  Fannie Mae Series L, 5.125% (c)                                    11,419,648
                                       1,210,000  Fannie Mae Series O, 7% (b)(c)                                     62,693,125
                                         120,000  Freddie Mac Series Q, 3.85% (b)(c)                                  5,521,200
                                                                                                                 --------------
                                                                                                                     79,633,973
-------------------------------------------------------------------------------------------------------------------------------
Wireless Telecommunication                 2,423  Centaur Funding Corp., 9.08% (a)                                    2,784,178
Services - 0.3%
-------------------------------------------------------------------------------------------------------------------------------
                                                  Total Preferred Stocks
                                                  (Cost - $382,719,875) - 44.8%                                     376,621,042
-------------------------------------------------------------------------------------------------------------------------------
                                                  Real Estate Investment Trusts
-------------------------------------------------------------------------------------------------------------------------------
Real Estate Investment Trusts            251,400  Alexandria Real Estate Equities, Inc. Series C, 8.375%              6,398,130
(REITs) - 7.3%                           200,000  CBL & Associates Properties, Inc. Series C, 7.75%                   4,940,000
                                         400,000  Developers Diversified Realty Corp., 8%                            10,084,000
                                           2,390  First Industrial Realty Trust, Inc., 6.236% (b)                     2,405,684
                                           4,000  Firstar Realty LLC, 8.875% (a)                                      5,123,750
                                          50,000  Health Care Property Investors, Inc. Series F, 7.10%                1,207,500
                                         172,800  Health Care REIT, Inc. Series F, 7.625%                             4,271,409
                                          50,000  Kimco Realty Corp. Series F, 6.65%                                  1,193,500
                                          40,000  PS Business Parks, Inc. Series K, 7.95%                             1,004,000
                                         160,000  Public Storage, Inc. Series I, 7.25%                                3,960,000
                                         607,550  Regency Centers Corp. Series C, 7.45%                              15,079,391
                                           3,857  Sovereign Real Estate Investment Corp., 12% (a)                     5,650,505
-------------------------------------------------------------------------------------------------------------------------------
                                                  Total Real Estate Investment Trusts
                                                  (Cost - $61,348,035) - 7.3%                                        61,317,869
-------------------------------------------------------------------------------------------------------------------------------
                                            Face
                                          Amount  Trust Preferreds
-------------------------------------------------------------------------------------------------------------------------------
Commercial Banks - 1.7%             $  2,790,000  National City Capital Trust II, 6.625% due 11/15/2066               2,567,799
                                       2,000,000  SunTrust Capital VIII, 6.10% due 12/15/2036 (b)                     1,764,244
                                       2,500,000  Wachovia Capital Trust IV, 6.375% due 3/01/2067                     2,305,367
                                       8,470,000  Wachovia Capital Trust IX, 6.375% due 6/01/2067                     7,833,056
                                                                                                                 --------------
                                                                                                                     14,470,466
-------------------------------------------------------------------------------------------------------------------------------
Communications Equipment - 0.2%        2,000,000  Corporate-Backed Trust Certificates, 8.375% due 11/15/2028          2,000,181
-------------------------------------------------------------------------------------------------------------------------------
Consumer Finance - 2.0%               16,702,000  Capital One Capital II, 7.50% due 6/15/2066                        16,555,022
-------------------------------------------------------------------------------------------------------------------------------
Diversified Financial                  7,625,000  Citigroup Capital XVII, 6.35% due 3/15/2067                         6,944,003
Services - 0.8%
-------------------------------------------------------------------------------------------------------------------------------
Electric Utilities - 1.2%              1,250,000  Georgia Power Co. Series O, 1.475% due 4/15/2033                    1,139,094
                                       1,250,000  HECO Capital Trust III, 6.50% due 3/18/2034                         1,220,020
                                       1,250,000  National Rural Utilities Cooperative Finance Corp., 6.75%
                                                  due 2/15/2043                                                       1,131,578
                                       5,835,000  PPL Energy Supply LLC, 7% due 7/15/2046                             5,851,338
                                         950,000  Virginia Power Capital Trust II, 1.844% due 7/30/2042                 947,701
                                                                                                                 --------------
                                                                                                                     10,289,731
-------------------------------------------------------------------------------------------------------------------------------
Gas Utilities - 0.7%                   5,750,000  Southwest Gas Capital II, 7.70% due 9/15/2043                       5,874,418
-------------------------------------------------------------------------------------------------------------------------------
Insurance - 2.6%                      11,000,000  ABN AMRO North America Capital Funding Trust II, 5.415%
                                                  (a)(b)(c)                                                          10,024,266
                                       7,375,000  Berkley W. R. Capital Trust, 6.75% due 7/26/2045                    6,999,304
                                       5,000,000  Lincoln National Capital VI Series F, 6.75% due 9/11/2052           4,888,818
                                                                                                                 --------------
                                                                                                                     21,912,388
-------------------------------------------------------------------------------------------------------------------------------

BlackRock Preferred Income Strategies Fund, Inc.
Schedule of Investments as of July 31, 2007 (Unaudited)        (in U.S. dollars)

Preferred Securities

                                            Face
Industry                                  Amount  Trust Preferreds                                                   Value
-------------------------------------------------------------------------------------------------------------------------------
Media - 2.6%                        $ 23,375,000  Comcast Corp., 6.625% due 5/15/2056                            $   21,722,921
-------------------------------------------------------------------------------------------------------------------------------
Multi-Utilities - 0.1%                   397,425  PSEG Funding Trust II, 8.75% due 12/31/2032                           399,004
-------------------------------------------------------------------------------------------------------------------------------
Thrifts & Mortgage                    11,137,500  Countrywide Financial Corp., 1.50% due 4/01/2033                    8,901,738
Finance - 1.7%                         6,000,000  Dime Community Capital I, 7% due 4/14/2034                          5,640,000
                                                                                                                 --------------
                                                                                                                     14,541,738
-------------------------------------------------------------------------------------------------------------------------------
                                                  Total Trust Preferreds
                                                  (Cost - $122,004,029) - 13.6%                                     114,709,872
-------------------------------------------------------------------------------------------------------------------------------
                                                  Total Preferred Securities
                                                  (Cost - $907,914,489) - 105.6%                                    888,201,383
-------------------------------------------------------------------------------------------------------------------------------
                                                  Corporate Bonds
-------------------------------------------------------------------------------------------------------------------------------
Automobiles - 2.4%                    16,000,000  DaimlerChrysler NA Holding Corp., 8.50% due 1/18/2031              19,801,856
-------------------------------------------------------------------------------------------------------------------------------
Capital Markets - 1.6%                 7,750,000  Credit Suisse Guernsey Ltd., 5.86% (b)(c)                           7,301,841
                                       6,400,000  Lehman Brothers Holdings Capital Trust V, 6.19% (b)(c)              6,180,160
                                                                                                                 --------------
                                                                                                                     13,482,001
-------------------------------------------------------------------------------------------------------------------------------
Commercial Banks - 12.3%              23,425,000  BNP Paribas, 7.195% (a)(b)(c)                                      22,372,163
                                       8,575,000  BOI Capital Funding No. 3, 6.107% (a)(b)(c)                         7,697,263
                                      30,000,000  Credit Agricole SA, 6.637% (a)(b)(c)                               28,077,510
                                       5,000,000  HBOS Plc, 6.657% (a)(b)(c)                                          4,540,750
                                      21,250,000  Societe Generale, 5.922% (a)(b)(c)                                 20,416,299
                                      13,550,000  Standard Chartered Bank, 7.014% (a)(b)(c)                          12,211,937
                                       8,500,000  Woori Bank, 6.208% due 5/02/2067 (a)(b)                             7,989,762
                                                                                                                 --------------
                                                                                                                    103,305,684
-------------------------------------------------------------------------------------------------------------------------------
Diversified Telecommunication         25,500,000  France Telecom SA, 8.50% due 3/01/2031                             31,948,440
Services - 3.8%
-------------------------------------------------------------------------------------------------------------------------------
Electric Utilities - 3.9%             16,575,000  Duke Energy Field Services LLC, 8.125% due 8/16/2030               19,488,703
                                       5,925,000  PPL Capital Funding, 6.70% due 3/30/2067 (b)                        5,556,231
                                       7,825,000  Virginia Electric and Power Co. Series A, 6% due 5/15/2037          7,483,947
                                                                                                                 --------------
                                                                                                                     32,528,881
-------------------------------------------------------------------------------------------------------------------------------
Gas Utilities - 1.7%                  14,400,000  Southern Union Co., 7.20% due 11/01/2066 (b)                       14,474,779
-------------------------------------------------------------------------------------------------------------------------------
Insurance - 19.4%                     12,775,000  The Allstate Corp., 6.50% due 5/15/2057 (b)                        11,790,405
                                      10,450,000  The Allstate Corp. Series B, 6.125% due 5/15/2037 (b)               9,897,832
                                      12,395,000  American International Group, Inc., 6.25% due 3/15/2087            11,417,753
                                      17,700,000  Chubb Corp., 6.375% due 3/29/2067 (b)                              17,044,215
                                      14,280,000  Everest Reinsurance Holdings, Inc., 6.60% due 5/01/2067 (b)        13,234,189
                                      10,150,000  Liberty Mutual Group, Inc., 7% due 3/15/2037 (a)(b)                 9,210,496
                                       5,025,000  Lincoln National Corp., 6.05% due 4/20/2067 (b)                     4,700,671
                                      15,475,000  Nationwide Life Global Funding I, 6.75% due 5/15/2037              13,481,774
                                      11,650,000  The Progressive Corp., 6.70% due 6/15/2037 (b)                     11,167,806
                                       6,575,000  QBE Capital Funding II LP, 6.797% (a)(b)(c)                         6,139,209
                                       3,000,000  Reinsurance Group of America, 6.75% due 12/15/2065 (b)              2,916,996
                                         630,732  START 2004-1, 5.417% due 4/21/2011                                    630,338
                                       8,875,000  Swiss Re Capital I LP, 6.854% (a)(b)(c)                             8,834,175
                                      22,850,000  The Travelers Cos., Inc., 6.25% due 3/15/2067 (b)                  21,474,384
                                       5,725,000  XL Capital Ltd. Series E, 6.50% (b)(c)                              5,108,990
                                      17,110,000  ZFS Finance USA Trust I, 6.50% due 5/09/2037 (a)(b)                16,022,882
                                                                                                                 --------------
                                                                                                                    163,072,115
-------------------------------------------------------------------------------------------------------------------------------
Media - 0.8%                           1,000,000  Time Warner, Inc., 7.625% due 4/15/2031 (g)                         1,067,297
                                       5,000,000  Time Warner, Inc., 7.70% due 5/01/2032                              5,385,780
                                                                                                                 --------------
                                                                                                                      6,453,077
-------------------------------------------------------------------------------------------------------------------------------
Multi-Utilities - 0.2%                 1,825,000  Puget Sound Energy, Inc. Series A, 6.974% due 6/01/2067 (b)         1,837,465
-------------------------------------------------------------------------------------------------------------------------------

BlackRock Preferred Income Strategies Fund, Inc.
Schedule of Investments as of July 31, 2007 (Unaudited)        (in U.S. dollars)

Preferred Securities

                                            Face
Industry                                  Amount  Corporate Bonds                                                    Value
-------------------------------------------------------------------------------------------------------------------------------
Oil, Gas & Consumable               $  8,300,000  TransCanada PipeLines Ltd., 6.35% due 5/15/2067 (b)            $    7,768,601
Fuels - 0.9%
-------------------------------------------------------------------------------------------------------------------------------
Thrifts & Mortgage                    11,150,000  Northern Rock Plc, 6.594% due 6/29/2049 (a)(b)(c)                  10,888,421
Finance - 1.3%
-------------------------------------------------------------------------------------------------------------------------------
Wireless Telecommunication             8,400,000  AT&T Wireless Services, Inc., 8.75% due 3/01/2031                  10,395,647
Services - 2.9%                       12,795,000  Sprint Capital Corp., 8.75% due 3/15/2032                          14,060,515
                                                                                                                 --------------
                                                                                                                     24,456,162
-------------------------------------------------------------------------------------------------------------------------------
                                                  Total Corporate Bonds                                             430,017,482
                                                  (Cost - $446,918,570) - 51.2%
-------------------------------------------------------------------------------------------------------------------------------
                                      Beneficial
                                        Interest  Short-Term Securities
-------------------------------------------------------------------------------------------------------------------------------
                                    $ 66,669,936  BlackRock Liquidity Series, LLC                                    66,669,936
                                                  Cash Sweep Series, 5.33% (e)(f)
-------------------------------------------------------------------------------------------------------------------------------
                                                  Total Short-Term Securities                                        66,669,936
                                                  (Cost - $66,669,936) - 7.9%
-------------------------------------------------------------------------------------------------------------------------------
                                                  Total Investments  (Cost - $1,421,502,995*)  - 164.7%           1,384,888,801
                                                  Other Assets Less Liabilities - 0.8%                                6,548,714
                                                  Preferred Stock, at Redemption Value - (65.5%)                   (550,817,847)
                                                                                                                 --------------
                                                  Net Assets Applicable to Common Stock - 100.0%                 $  840,619,668
                                                                                                                 ==============

* The cost and unrealized appreciation (depreciation) of investments as July 31, 2007, as computed for federal income tax purposes, were as follows:

      Aggregate cost                                      $ 1,419,757,306
                                                          ===============
      Gross unrealized appreciation                       $    14,826,097
      Gross unrealized depreciation                           (49,694,602)
                                                          ---------------
      Net unrealized depreciation                         $   (34,868,505)
                                                          ===============

(a) The security may be offered and sold to "qualified institutional buyers" under Rule 144A of the Securities Act of 1933.
(b)   Floating rate security.
(c)   The security is a perpetual bond and has no stated maturity date.
(d)   Depositary receipts.
(e) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

      --------------------------------------------------------------------------
      Affiliate                                         Net            Interest
                                                     Activity           Income
      --------------------------------------------------------------------------
      BlackRock Liquidity Series, LLC              $46,128,435        $3,035,423
         Cash Sweep Series
      --------------------------------------------------------------------------

(f)   Represents the current yield as of July 31, 2007.

(g) All or a portion of security held as collateral in connection with open financial futures contracts.

o For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

BlackRock Preferred Income Strategies Fund, Inc.
Schedule of Investments as of July 31, 2007 (Unaudited)        (in U.S. dollars)

Preferred Securities

o     Financial futures contracts sold as of July 31, 2007 were as follows:

      ---------------------------------------------------------------------------------------------------------
      Number of                                            Expiration              Face             Unrealized
      Contracts               Issue                           Date                 Value           Depreciation
      ---------------------------------------------------------------------------------------------------------
      7,135                   10-Year
                        U.S. Treasury Notes              September 2007         $ 753,989,669     $ (12,465,409)
      1,554                   30-Year
                        U.S. Treasury Notes              September 2007         $ 166,491,277     $  (4,545,848)
      ---------------------------------------------------------------------------------------------------------
      Total Unrealized Depreciation                                                               $ (17,011,257)
                                                                                                  =============

o     Swaps outstanding as of July 31, 2007 were as follows:

      -------------------------------------------------------------------------------------
                                                             Notional          Unrealized
                                                              Amount          Appreciation
                                                                             (Depreciation)
      -------------------------------------------------------------------------------------
      Sold credit default protection on a basket of
      preferred securities and receive 2.03%
      Broker, Lehman Brothers Special Finance
      Expires September 2007                               $ 36,000,000         $  172,512

      Pay a fixed rate of 5.132% and receive a floating
      rate based on 3-month LIBOR
      Broker, JPMorgan Chase
      Expires September 2016                               $ 125,000,000         3,145,305

      Receive a fixed rate of 5.813% and pay a floating
      rate based on 3-month USD LIBOR
      Broker, Goldman Sachs
      Expires June 2017                                    $ 125,000,000         2,888,896

      Pay a fixed rate of 5.53% and receive a floating
      rate based on 3-month USD LIBOR
      Broker, Citibank N.A.
      Expires July 2017                                    $ 193,900,000          (317,608)

      Receive a fixed rate of 5.55125% and pay a floating
      rate based on 3-month USD LIBOR
      Broker, Credit Suisse First Boston
      Expires August 2017                                  $ 58,300,000            176,008
      -------------------------------------------------------------------------------------
      Total                                                                    $ 6,065,113
                                                                               ============

Item 2 -    Controls and Procedures

2(a) - The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities and Exchange Act of 1934, as amended.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 -    Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Preferred Income Strategies Fund, Inc.


By: /s/ Robert C. Doll, Jr.
    -----------------------------------
    Robert C. Doll, Jr.,
    Chief Executive Officer (principal executive officer) of
    BlackRock Preferred Income Strategies Fund, Inc.

Date: September 20, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Robert C. Doll, Jr.
    -----------------------------------
    Robert C. Doll, Jr.,
    Chief Executive Officer (principal executive officer) of
    BlackRock Preferred Income Strategies Fund, Inc.

Date: September 20, 2007


By: /s/ Donald C. Burke
    -----------------------------------
    Donald C. Burke,
    Chief Financial Officer (principal financial officer) of
    BlackRock Preferred Income Strategies Fund, Inc.

Date: September 20, 2007